PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Financial information of the group's VIEs
Total assets	¥ 187,249		¥ 200,169		$ 28,698
Total liabilities	85,682		93,324		13,132
Cash and cash equivalents	18,096		19,923	¥ 21,500	2,773
Short-term investment	24,820		23,058		3,804
Accounts receivables	4,119		7,661		631
Prepayments and other current assets	7,855		12,710		1,204
Accounts payable	4,506		12,294		691
Other payables and accruals	7,123		7,541		1,091
Advance from customers	7,605		11,675		$ 1,166
Cost of revenues	4,031	$ 618	7,372	6,324
Net income/(loss)	(3,269)	(501)	6,998	1,096
Net cash provided by operating activities	(3,823)	(588)	7,333	7,115
Net cash used in investing activities	(3,821)	(584)	(2,413)	(14,078)
Net cash provided by financing activities	6,025	$ 923	(9,256)	11,926
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	2,000
Total assets	32,084		33,394
Less: Inter-company receivables	(8,690)		(8,235)
Total assets excluding inter-company receivables	23,394		25,159
Total liabilities	28,560		29,594
Less: Inter-company payables	(18,555)		(18,689)
Total liabilities excluding inter-company payables	10,005		10,905
Cash and cash equivalents	7,000		6,900
Short-term investment	2,500		4,000
Accounts receivables	2,700		4,300
Prepayments and other current assets	3,500		5,100
Investments (non-current)	5,900		3,700
Accounts payable	1,800		3,700
Other payables and accruals	1,900		1,700
Advance from customers	1,700		3,200
Short-term debt	3,700		365
Net revenues	6,513		9,572	8,357
Cost of revenues	2,471		3,627	2,983
Net income/(loss)	¥ (254)		89	170
Revenues as a percent of total	36.00%	36.00%
Net income before the deduction of inter-company consulting fee charges	¥ 1,500		¥ 1,700	¥ 1,500
Service fees charged from affiliates as percentage of their total net income	117.00%	117.00%	95.00%	89.00%
Net cash provided by operating activities	¥ (597)		¥ (517)	¥ 591
Net cash used in investing activities	0
Net cash provided by financing activities	¥ 0